Commitments and Contingencies - Additional Information (Detail) - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Underwriting discount paid per unit	$ 0.2	$ 0.2
Underwriting expense paid	$ 4,600,000	$ 4,000,000
Deferred underwriting commission per unit	$ 0.35	$ 0.35
Deferred underwriting commissions noncurrent	$ 8,050,000	$ 7,000,000
Underwriters [Member] | Over-Allotment Option [Member]
Underwriting expense paid		4,600,000
Deferred underwriting commissions noncurrent		$ 8,100,000